Receivables, Net - Components of Receivables, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts receivable, net	$ 9,771	$ 8,649
Warranty insurance receivable (Note 15)	10,047	12,489
Notes and contracts receivable	300	39,259
Total receivables	$ 20,118	$ 60,397